U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 2, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington D.C. 20549

Re:	USFS Funds Trust (the “Trust”) USFS Funds Limited Duration Government Fund (S000039169) USFS Funds Tactical Asset Allocation Fund (S000039170)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust on behalf of its series, USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A dated April 30, 2014 and filed electronically on April 29, 2014.

If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust